Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 18,104	$ 19,849	$ 21,938
Cost of sales	(13,559)	(13,247)	(17,138)
Gross profit	4,545	6,602	4,800
Operating expenses:
Exploration expenses	(4,604)	(2,303)	(2,608)
Repair and maintenance	(658)
Impairment of mineral properties	(1,489)		(1,996)
Administrative expenses	(6,427)	(5,611)	(11,044)
Share-based payments expense	(362)	(382)	(127)
Interest expense	(1,436)	(2,100)	(2,131)
Total operating expense:	(14,976)	(10,396)	(17,906)
Other income/(expenses)
Interest income	221	125	191
Gain/(loss) on foreign exchange	(224)	(785)	481
Accretion expense	(66)	(13)	(35)
Write-down of other receivables	(2,323)
Other income	1,380	2,155
Total other income/(expenses)	(1,012)	1,482	637
Net loss – before income taxes	(11,443)	(2,312)	(12,469)
Income tax benefit (expense)	177	(2,069)	115
Net loss	(11,266)	(4,381)	(12,354)
Attributable to non-controlling interest	(97)	25	(383)
Attributable to equity share owners of the parent	(11,169)	(4,406)	(11,971)
Other comprehensive income (loss) net of tax
Change in fair value of investment	(1)	8	(28)
Foreign currency translation adjustment	134	1,350	374
Total other comprehensive income (loss)	133	1,358	346
Total comprehensive loss	$ (11,133)	$ (3,023)	$ (12,008)
Weighted average number of common shares outstanding – basic and diluted	446,366,938	325,483,780	282,306,312
Net loss per share – basic and diluted	$ (0.025)	$ (0.013)	$ (0.044)